Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Commitments

As of September 30, 2023, Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Nanping Golden Heaven”) entered into three construction contracts that did not yet commence of approximately US$82.18 million.

On September 27, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. (“Fujian Xinchang”) in the amount of $37.61 million (RMB270 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $13.93 million (RMB100 million) in September 2023.

On September 27, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang in the amount of $19.50 million (RMB140 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $9.75 million (RMB70 million) in September 2023.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang in the amount of $25.07 million (RMB180 million). The planned project construction period is 12 months, from October 1, 2023 to September 31, 2024. Nanping Golden Heaven paid $12.54 million (RMB90 million) in September 2023.

The Company expects to invest an additional amount of US$45.97 million in the three construction projects. We plan to use cash flow from the operations and may rely on future financing to fund the construction.

As of September 30, 2022, the Company had no other commitments.